Selected Quarterly Financial Information (Unaudited) (Details) (USD $)	3 Months Ended									6 Months Ended		12 Months Ended			3 Months Ended	1 Months Ended	3 Months Ended
	Jun. 30, 2014	Dec. 31, 2013	Sep. 30, 2013	Jun. 30, 2013	Mar. 31, 2013	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Jun. 30, 2014	Jun. 30, 2013	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2012 Plains Capital	Sep. 30, 2013 Bank FNB	Dec. 31, 2013 Bank FNB	Sep. 30, 2013 Bank FNB	Dec. 31, 2013 Bank FNB
Selected Quarterly Financial Information (Unaudited)
Interest income	$ 104,408,000	$ 98,601,000	$ 79,702,000	$ 76,168,000	$ 74,604,000	$ 28,954,000	$ 3,379,000	$ 3,349,000	$ 3,356,000	$ 196,236,000	$ 150,772,000	$ 329,075,000	$ 39,038,000	$ 11,049,000
Interest expense	5,962,000	10,002,000	7,786,000	7,743,000	7,343,000	3,786,000	2,140,000	2,131,000	2,139,000	12,369,000	15,086,000	32,874,000	10,196,000	8,985,000
Net interest income	98,446,000	88,599,000	71,916,000	68,425,000	67,261,000	25,168,000	1,239,000	1,218,000	1,217,000	183,867,000	135,686,000	296,201,000	28,842,000	2,064,000
Provision for loan losses	5,533,000	2,206,000	10,658,000	11,289,000	13,005,000	3,800,000				8,775,000	24,294,000	37,158,000	3,800,000
Noninterest income	203,281,000	182,479,000	215,095,000	239,233,000	213,278,000	109,691,000	39,591,000	38,063,000	36,887,000	373,381,000	452,511,000	850,085,000	224,232,000	141,650,000
Noninterest expense	251,212,000	219,752,000	216,592,000	260,400,000	214,991,000	115,934,000	46,792,000	55,233,000	37,558,000	463,841,000	475,391,000	911,735,000	255,517,000	155,254,000
Income (loss) before income taxes	44,982,000	49,120,000	59,761,000	35,969,000	52,543,000	15,125,000	(5,962,000)	(15,952,000)	546,000	84,632,000	88,512,000	197,393,000	(6,243,000)	(11,540,000)	8,400,000
Income tax provision	16,294,000	18,090,000	20,115,000	13,309,000	19,170,000	5,809,000	(1,914,000)	(5,243,000)	203,000	30,648,000	32,479,000	70,684,000	(1,145,000)	(5,009,000)
Net income (loss)	28,688,000	31,030,000	39,646,000	22,660,000	33,373,000	9,316,000	(4,048,000)	(10,709,000)	343,000	53,984,000	56,033,000	126,709,000	(5,098,000)	(6,531,000)
Less: Net income attributable to noncontrolling interest	177,000	160,000	339,000	568,000	300,000	494,000				287,000	868,000	1,367,000	494,000
Income (loss) attributable to Hilltop	28,511,000	30,870,000	39,307,000	22,092,000	33,073,000	8,822,000	(4,048,000)	(10,709,000)	343,000	53,697,000	55,165,000	125,342,000	(5,592,000)	(6,531,000)
Dividends on preferred stock		1,342,000	1,133,000	1,149,000	703,000	259,000						4,327,000	259,000
Income (loss) applicable to Hilltop common stockholders	27,085,000	29,528,000	38,174,000	20,943,000	32,370,000	8,563,000	(4,048,000)	(10,709,000)	343,000	50,845,000	53,313,000	121,015,000	(5,851,000)	(6,531,000)
Earnings (loss) per common share:
Basic (in dollars per share)	$ 0.30	$ 0.34	$ 0.45	$ 0.25	$ 0.39	$ 0.13	$ (0.07)	$ (0.19)	$ 0.01	$ 0.56	$ 0.64	$ 1.43	$ (0.10)	$ (0.12)
Diluted (in dollars per share)	$ 0.30	$ 0.34	$ 0.43	$ 0.24	$ 0.39	$ 0.13	$ (0.07)	$ (0.19)	$ 0.01	$ 0.56	$ 0.61	$ 1.40	$ (0.10)	$ (0.12)
Bargain purchase gain												12,585,000				3,300,000	12,600,000		12,600,000
Tax on bargain purchase gain																	4,500,000		4,500,000
Net income resulting from adjustments to prelimary fair values of the transaction																		$ 6,300,000